Significant Accounting Policies - Income Taxes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, interest and penalties accrued	$ 0	0
Iris Parent Holding Corp
Accounting Policies [Line Items]
Unrecognized tax benefits		0	$ 0
Unrecognized tax benefits, interest and penalties accrued		$ 0	$ 0